Deposits (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits (Textual) [Abstract]
Scheduled maturity of time deposits in 2013	$ 77,566
Scheduled maturity of time deposits in 2014	23,306
Scheduled maturity of time deposits in 2015	24,763
Scheduled maturity of time deposits in 2016	5,977
Scheduled maturity of time deposits in 2017	4,423
Deposits from executive officers and directors	$ 3,225	$ 3,602